RETIREMENT PLAN	12 Months Ended
Dec. 31, 2012
RETIREMENT PLAN [Abstract]
RETIREMENT PLAN

NOTE 7 - RETIREMENT PLAN

The Company maintains a defined contribution retirement plan for the benefit of eligible employees. The Company has frozen the retirement plan indefinitely. No employer contributions will be made until the plan is reactivated.